Note 5 - Inventories (Detail) - The Company’s inventories consist of: (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Raw materials	€ 332	€ 271
Semi-finished goods	236	979
Finished goods	1,422	1,696
Total	€ 1,990	€ 2,946